UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2671

DWS Municipal Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 05/31

Date of reporting period: 8/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2009 (Unaudited)

DWS Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 94.0%
Alabama 1.1%
Alabama, State Public School & College Authority, Capital Improvement, 5.0%, 12/1/2023 (a)	35,000,000	37,038,050
Phoenix County, AL, Industrial Development Revenue, Industrial Development Board, AMT, 6.35%, 5/15/2035	4,000,000	3,195,240

		40,233,290
Alaska 0.2%
Anchorage, AK, Electric Revenue, 6.5%, 12/1/2015 (b)	5,000,000	5,957,600
Arizona 0.6%
Arizona, Health Facilities Authority Revenue, Banner Health System, Series D, 5.375%, 1/1/2032	12,000,000	12,011,040
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2032	1,600,000	1,384,464

5.0%, 12/1/2037	8,405,000	7,047,761

		20,443,265
Arkansas 0.4%
North Little Rock, AR, Electric Revenue, Series A, 6.5%, 7/1/2015 (b)	13,080,000	14,737,890
California 15.4%
Banning, CA, Water & Sewer Revenue, 1989 Water System Improvement Project, ETM, 8.0%, 1/1/2019 (b)	755,000	898,760
Banning, CA, Water & Sewer Revenue, Water System Reference & Improvement Project, ETM, 8.0%, 1/1/2019 (b)	525,000	615,064
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area, Series F-1, 5.625%, 4/1/2044	11,500,000	12,232,320
California, Educational Facilities Authority Revenue, Loyola Marymount University, Series A, Zero Coupon, 10/1/2014 (b)	1,000,000	823,780
California, Health Facilities Financing Authority Revenue, Adventist Health System, Series A, 5.75%, 9/1/2039	5,000,000	4,922,750
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West:
Series A, 6.0%, 7/1/2034	10,000,000	10,110,000
Series A, 6.0%, 7/1/2039	7,500,000	7,526,850
California, Housing Finance Agency Revenue, Home Mortgage:
Series K, AMT, 0.7% **, 8/1/2037	1,900,000	1,900,000
Series K, AMT, 0.7% **, 2/1/2038	25,000,000	25,000,000
California, Infrastructure & Economic Development Bank Revenue, California Independent Systems Operator Corp., Series A, 6.25%, 2/1/2039	7,800,000	8,054,904
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034 (d)	15,315,000	16,062,372
California, Special Assessment Revenue, Golden State Tobacco Securitization Corp., Series A-1, 5.0%, 6/1/2033	47,575,000	38,214,143
California, State Department of Water Resources Revenue, Prerefunded, 5.5%, 12/1/2015	25,000	27,608
California, State General Obligation:
5.0%, 2/1/2031 (b)	16,975,000	16,646,194
5.0%, 9/1/2032	10,000,000	9,720,400
California, State General Obligation, Various Purposes:
5.0%, 6/1/2023 (b)	25,000,000	25,477,500
5.0%, 3/1/2027	20,000,000	20,022,000
5.0%, 11/1/2027	15,000,000	15,018,900
5.0%, 6/1/2029 (b)	10,000,000	9,924,800
5.0%, 12/1/2031 (b)	1,045,000	1,024,299
5.125%, 11/1/2024	5,000,000	5,076,000
5.25%, 12/1/2021	10,215,000	10,621,046
6.0%, 4/1/2038	17,915,000	18,957,295
6.5%, 4/1/2033	58,440,000	64,812,298
California, State Public Works Board, Lease Revenue, Department of General Services, Buildings 8 & 9, Series A, 6.125%, 4/1/2029	2,000,000	2,070,200
California, State Public Works Board, Lease Revenue, Department of General Services, Capital East End, Series A, 5.25%, 12/1/2020 (b)	11,540,000	11,589,276
California, State Public Works Board, Lease Revenue, Department of Mental Health:
Series A, 5.5%, 6/1/2021	5,275,000	5,360,560
Series A, 5.5%, 6/1/2022	1,400,000	1,416,702
California, State Revenue Lease, Public Works Board, Department of Corrections:
Series C, 5.0%, 6/1/2025	2,500,000	2,373,250
Series C, 5.5%, 6/1/2020	5,000,000	5,085,250
Series C, 5.5%, 6/1/2021	2,500,000	2,529,100
California, State University Revenue, Series A, 5.25%, 11/1/2038	10,000,000	10,067,100
East Bay, CA, Municipal Utility District, Wastewater Systems Revenue, Series A, 5.0%, 6/1/2037 (b)	13,085,000	13,302,604
Foothill, CA, Eastern Corridor Agency, Toll Road Revenue:
Series A, ETM, Zero Coupon, 1/1/2015	10,000,000	8,759,000
Series A, ETM, Zero Coupon, 1/1/2017	5,000,000	3,984,450

Series A, ETM, Zero Coupon, 1/1/2018 (a)	21,890,000	16,568,979
Series A, Prerefunded, 7.1%, 1/1/2012	4,000,000	4,169,280
Los Angeles County, CA, Certificates of Participation, Capital Appreciation, Disney Package Project, Zero Coupon, 9/1/2009	5,425,000	5,425,000
Los Angeles, CA, Airport Revenue, Regional Airports Improvement Corporation Lease Revenue, Series C, AMT, 7.5%, 12/1/2024	2,500,000	2,135,675
Los Angeles, CA, Department of Water & Power Revenue, Power Systems, Series A-3, 0.16% **, 7/1/2035	1,600,000	1,600,000
Madera County, CA, Hospital & Healthcare Revenue, Valley Children's Hospital, 6.5%, 3/15/2010 (b)	2,840,000	2,890,580
Murrieta Valley, CA, School District General Obligation, Unified School District, Series A, Zero Coupon, 9/1/2014 (b)	4,235,000	3,527,416
Northern California, Tobacco Securitization Authority, Tobacco Settlement Revenue, Series A-1, 5.375%, 6/1/2038	6,915,000	5,356,636
Oakland, CA, Special Assessment Revenue, Oakland Convention Centers, 5.5%, 10/1/2014 (b)	2,000,000	2,115,940
Orange County, CA, Airport Revenue:
Series A, 5.25%, 7/1/2039	16,000,000	16,096,480
Series B, 5.25%, 7/1/2039	12,000,000	12,183,360
Roseville, CA, School District General Obligation, Junior High, Series B, Zero Coupon, 8/1/2015 (b)	1,000,000	806,590
Sacramento, CA, Municipal Utility District, Electric Revenue:
Series U, 5.0%, 8/15/2026 (b)	10,455,000	10,970,222
Series U, 5.0%, 8/15/2028 (b)	8,175,000	8,455,075
San Diego, CA, Community College District General Obligation, Election of 2002, 5.25%, 8/1/2033	5,000,000	5,207,750
San Diego, CA, School District General Obligation, Series A, Zero Coupon, 7/1/2014 (b)	1,000,000	856,120
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series 32-G, 5.0%, 5/1/2026 (b)	8,565,000	8,593,350
San Francisco, CA, City & County Certificates of Participation, Multiple Capital Improvement Projects, Series A, 5.25%, 4/1/2031	7,860,000	8,001,794
San Joaquin County, CA, County General Obligation Lease, Facilities Project, 5.5%, 11/15/2013 (b)	3,895,000	3,981,196
San Joaquin Hills, CA, Transportation/Tolls Revenue, Transportation Corridor Agency, Toll Road Revenue:
Series A, Zero Coupon, 1/15/2012 (b)	5,000,000	4,465,600
Series A, Zero Coupon, 1/15/2013 (b)	35,295,000	29,651,329
Series A, Zero Coupon, 1/15/2014 (b)	14,905,000	11,699,829
Ukiah, CA, School District General Obligation Lease, Zero Coupon, 8/1/2015 (b)	2,000,000	1,584,400
Vallejo City, CA, Unified School District General Obligation, Series A, 5.9%, 2/1/2022 (b)	3,905,000	3,955,218

		560,524,594

Colorado 4.1%
Colorado, E-470 Public Highway Authority Revenue:
Series B, Zero Coupon, 9/1/2016 (b)	5,000,000	3,295,050
Series A-1, 5.5%, 9/1/2024 (b)	4,000,000	3,807,800
Colorado, Health Facilities Authority Revenue, Covenant Retirement Communities, Inc., 5.0%, 12/1/2035	15,000,000	11,416,800
Colorado, Health Facilities Authority Revenue, Portercare Adventist Health System, Prerefunded, 6.5%, 11/15/2031	3,000,000	3,369,630
Colorado, Public Energy Authority, Natural Gas Purchase Revenue, 6.5%, 11/15/2038	30,000,000	31,581,000
Colorado, Transportation/Tolls Revenue:
Series B, Zero Coupon, 9/1/2014 (b)	11,295,000	8,586,233
Series B, Zero Coupon, 9/1/2015 (b)	21,500,000	15,294,670
Series B, Zero Coupon, 9/1/2017 (b)	8,000,000	4,888,400
Series B, Zero Coupon, 9/1/2018 (b)	20,560,000	11,608,587
Series B, Zero Coupon, 9/1/2019 (b)	36,500,000	19,054,095
Series B, Zero Coupon, 9/1/2020 (b)	7,000,000	3,414,810

Series A, 5.75%, 9/1/2014 (b)	14,700,000	15,189,069
Denver, CO, City & County Airport Revenue, Series A, AMT, 6.0%, 11/15/2013 (b)	10,000,000	10,269,600
Denver, CO, School District General Obligation, Series A, 6.5%, 12/1/2010	3,000,000	3,216,870
Douglas County, CO, School District General Obligation, 7.0%, 12/15/2013 (b)	2,500,000	2,999,575

		147,992,189
Connecticut 0.1%
Greenwich, CT, Multi-Family Housing Revenue, 6.35%, 9/1/2027	2,640,000	2,693,539
District of Columbia 0.2%
District of Columbia, Core City General Obligation:
Series B3, 5.5%, 6/1/2012 (b)	1,050,000	1,142,495
Series A1, 6.5%, 6/1/2010 (b)	1,175,000	1,222,376
District of Columbia, Water & Sewer Revenue, Public Utility Revenue, 5.5%, 10/1/2023 (b)	5,000,000	5,666,700

		8,031,571
Florida 4.4%
Clearwater, FL, Water & Sewer Revenue, Series A, 5.25%, 12/1/2039	2,000,000	2,027,060
Florida, Village Center Community Development District, Utility Revenue, ETM, 6.0%, 11/1/2018 (b)	1,250,000	1,521,212
Fort Pierce, FL, Utilities Authority Revenue, Series B, Zero Coupon, 10/1/2018 (b)	2,000,000	1,339,400
Gainesville, FL, Utilities System Revenue, Series B, 6.5%, 10/1/2010	1,370,000	1,453,652
Hillsborough County, FL, Industrial Development Authority Revenue, University Community Hospital, 6.5%, 8/15/2019 (b)	1,000,000	1,046,950
Jacksonville, FL, Health Facilities Authority, ETM, 11.5%, 10/1/2012	85,000	110,588
Jacksonville, FL, Sales & Special Tax Revenue, Local Government:
5.5%, 10/1/2016 (b)	6,760,000	7,800,770
5.5%, 10/1/2018 (b)	6,470,000	7,368,230
Lee County, FL, Airport Revenue:
Series A, AMT, 6.0%, 10/1/2013 (b)	7,920,000	8,184,528
Series A, AMT, 6.0%, 10/1/2020 (b)	2,820,000	2,874,172
Series A, AMT, 6.125%, 10/1/2015 (b)	3,000,000	3,088,050
Melbourne, FL, Water & Sewer Revenue, ETM, Zero Coupon, 10/1/2016 (b)	1,350,000	1,091,151
Miami Beach, FL, Stormwater Revenue, 5.75%, 9/1/2017 (b)	725,000	758,524
Miami-Dade County, FL, Aviation Revenue, Series A, 5.5%, 10/1/2041	30,000,000	30,394,800
Miami-Dade County, FL, Aviation Revenue, Miami International Airport, Series C, AMT, 5.25%, 10/1/2022 (b)	20,000,000	19,909,200
Miami-Dade County, FL, Sales & Special Tax Revenue:
Series A, Zero Coupon, 10/1/2014 (b)	2,195,000	1,733,523
Series A, Zero Coupon, 10/1/2022 (b)	7,000,000	3,211,530
North Brevard County, FL, Hospital District Revenue, Parrish Medical Center Project, 5.75%, 10/1/2043	10,000,000	10,038,700
Orange County, FL, Health Facilities Authority Revenue:
Series 2006-A, 6.25%, 10/1/2016 (b)	1,100,000	1,199,594
Series 2006-A, ETM, 6.25%, 10/1/2016 (b)	70,000	84,305
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare System:
Series B, 5.25%, 12/1/2029 (b)	6,500,000	6,651,905
Series A, 6.25%, 10/1/2018 (b)	500,000	547,450
Series C, 6.25%, 10/1/2021 (b)	6,000,000	6,525,900
Orange County, FL, Health Facilities Authority, Orlando Regional Facilities, Series A, ETM, 6.25%, 10/1/2016 (b)	2,830,000	3,460,213
Orlando & Orange County, FL, Expressway Authority Revenue, 6.5%, 7/1/2012 (b)	1,000,000	1,114,970
Orlando, FL, Special Assessment Revenue, Conroy Road Interchange Project, Series A, 5.8%, 5/1/2026	500,000	446,195
Palm Beach County, FL, Airport Systems Revenue:
5.75%, 10/1/2012 (b)	3,775,000	4,121,771
5.75%, 10/1/2013 (b)	3,770,000	4,140,893
5.75%, 10/1/2014 (b)	755,000	834,939

Palm Beach County, FL, Criminal Justice Facilities Revenue, 7.2%, 6/1/2015 (b)	110,000	132,787
Port St. Lucie, FL, Utility System Revenue:
5.0%, 9/1/2035 (b)	2,600,000	2,638,220
5.25%, 9/1/2035 (b)	3,000,000	3,082,920
Sunrise, FL, Water & Sewer Revenue, Utility Systems, 5.5%, 10/1/2018 (b)	12,500,000	13,927,875
Tallahassee, FL, Energy System Revenue, 5.5%, 10/1/2016 (b)	1,005,000	1,146,333
Tampa, FL, Sports Authority Revenue, Sales Tax-Tampa Bay Arena Project, 5.75%, 10/1/2020 (b)	2,075,000	2,149,762
Tampa, FL, Utility Tax Revenue, Zero Coupon, 10/1/2014 (b)	3,165,000	2,626,855
Westchase, FL, Community Development District, Special Assessment Revenue, 5.8%, 5/1/2012 (b)	1,600,000	1,605,072

		160,389,999
Georgia 4.2%
Atlanta, GA, Airport Revenue:
Series B, AMT, 5.75%, 1/1/2010 (b)	4,240,000	4,287,488
Series B, AMT, 5.75%, 1/1/2011 (b)	1,590,000	1,618,461
Series C, AMT, 6.0%, 1/1/2011 (b)	7,375,000	7,512,322
Atlanta, GA, Water & Sewer Revenue, Series A, 5.5%, 11/1/2019 (b)	13,000,000	13,395,070
Burke County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp. Vogtle Project:
Series A, 5.3%, 1/1/2033 (b)	10,000,000	10,194,900
Series B, 5.5%, 1/1/2033	4,000,000	3,907,200
Cobb County, GA, Hospital & Healthcare Revenue, Series A, ETM, 5.625%, 4/1/2011 (b)	1,220,000	1,280,805
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2019	17,440,000	17,730,725
Series B, 5.0%, 3/15/2019	5,000,000	4,657,200
Series A, 5.0%, 3/15/2020	2,700,000	2,740,635
Series B, 5.0%, 3/15/2020	5,000,000	4,624,500
Series A, 5.0%, 3/15/2022	17,340,000	17,403,811
Series A, 5.5%, 9/15/2023	5,000,000	4,742,200
Series A, 5.5%, 9/15/2024	4,635,000	4,385,452
Series A, 5.5%, 9/15/2027	5,000,000	4,695,200
Series A, 5.5%, 9/15/2028	5,000,000	4,680,700
Georgia, Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare System, 6.5%, 8/1/2038 (b)	18,700,000	20,612,262
Georgia, Municipal Electric Authority Power Revenue:
Series 2005-Y, 6.4%, 1/1/2013 (b)	3,270,000	3,591,997
Series 2005-Y, Prerefunded, 6.4%, 1/1/2013 (b)	35,000	37,630
Series Y, ETM, 6.4%, 1/1/2013 (b)	195,000	215,534
Series V, 6.5%, 1/1/2012 (b)	3,195,000	3,348,296
Series X, 6.5%, 1/1/2012 (b)	2,220,000	2,357,551
Series W, 6.6%, 1/1/2018 (b)	11,175,000	13,085,590
Georgia, Water & Sewer Revenue, Municipal Electric Authority Power Revenue, Series W, ETM, 6.6%, 1/1/2018 (b)	200,000	243,336
Macon-Bibb County, GA, Hospital & Healthcare Revenue, Series C, 5.25%, 8/1/2011 (b)	1,290,000	1,323,501

		152,672,366
Hawaii 0.2%
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., 6.5%, 7/1/2039	6,000,000	6,292,440
Idaho 0.3%
Idaho, Health Facilities Authority Revenue, St. Luke's Regional Medical Center, 6.75%, 11/1/2037	10,060,000	10,805,044
Illinois 11.9%
Chicago, IL, Core City General Obligation:
Zero Coupon, 1/1/2017 (b)	20,000,000	14,809,000

Series A, 5.375%, 1/1/2013 (b)	14,000,000	15,007,580
6.25%, 1/1/2011 (b)	2,060,000	2,135,561
Chicago, IL, General Obligation:
Series A, 5.0%, 1/1/2025 (b)	13,985,000	14,567,475
Series B, 5.125%, 1/1/2015 (b)	1,960,000	2,175,012
Chicago, IL, O'Hare International Airport Revenue, Series A-2, AMT, 5.75%, 1/1/2019 (b)	12,975,000	13,374,370
Chicago, IL, Sales & Special Tax Revenue, 5.375%, 1/1/2014 (b)	5,000,000	5,421,400
Chicago, IL, School District General Obligation Lease, Board of Education:
Series A, 6.0%, 1/1/2016 (a) (b)	11,025,000	12,766,186
Series A, 6.0%, 1/1/2020 (b)	46,340,000	52,671,434
Series A, 6.25%, 1/1/2015 (b)	28,725,000	32,068,303
Chicago, IL, School District General Obligation Lease, Public Housing Revenue, Series A, 5.25%, 12/1/2011 (a) (b)	9,705,000	10,426,858
Chicago, IL, School District General Obligation, Board of Education, Series B, Zero Coupon, 12/1/2009 (b)	7,615,000	7,575,326
Chicago, IL, School District Revenue Lease, Board of Education, 6.25%, 12/1/2011 (b)	1,600,000	1,767,600
Chicago, IL, Water & Sewer Revenue:
Zero Coupon, 11/1/2012 (b)	6,350,000	5,884,799
Zero Coupon, 11/1/2018 (b)	5,165,000	3,559,770
Chicago, IL, Water Revenue, 5.0%, 11/1/2023 (b)	10,000,000	10,685,300
Cook & Du Page Counties, IL, High School District No. 210:
Zero Coupon, 12/1/2009 (b)	285,000	284,045
ETM, Zero Coupon, 12/1/2009 (b)	2,575,000	2,570,262
Cook County, IL, County General Obligation, 6.5%, 11/15/2014 (b)	18,560,000	22,079,904
Illinois, Finance Authority Revenue, Advocate Health Care Network, Series D, 6.5%, 11/1/2038	4,085,000	4,452,405
Illinois, Finance Authority Revenue, Northwest Community Hospital, Series A, 5.5%, 7/1/2038	22,990,000	23,390,256
Illinois, Finance Authority Revenue, University of Chicago Medical Center, Series D-1, 0.13% **, 8/1/2043, Bank of America NA (d)	4,580,000	4,580,000
Illinois, Higher Education Revenue, Zero Coupon, 4/1/2015 (b)	3,300,000	2,792,691
Illinois, Hospital & Healthcare Revenue, Health Facilities Authority:
5.2%, 9/1/2012	1,000,000	1,006,040
6.25%, 8/15/2013 (b)	2,400,000	2,619,720
Series A, 6.25%, 1/1/2015 (b)	13,485,000	14,961,203
Illinois, Metropolitan Pier and Exposition Authority, Series A, Zero Coupon, 6/15/2011 (b)	895,000	857,365
Illinois, Municipal Electric Agency Power Supply:
Series A, 5.25%, 2/1/2023 (b)	3,500,000	3,666,075
Series A, 5.25%, 2/1/2024 (b)	2,500,000	2,613,825
Illinois, Pollution Control Revenue, Development Finance Authority, 5.85%, 1/15/2014 (b)	5,000,000	5,290,500
Illinois, Project Revenue, Zero Coupon, 1/1/2014 (b)	17,975,000	15,725,069
Illinois, Project Revenue, Metropolitan Pier and Exposition Authority, Zero Coupon, 6/15/2016 (b)	10,000,000	7,704,200
Illinois, Regional Transportation Authority, Series A, 6.7%, 11/1/2021 (b)	25,800,000	31,732,452
Illinois, Sales & Special Tax Revenue:
6.25%, 12/15/2011 (b)	2,315,000	2,420,193
6.25%, 12/15/2020 (b)	6,975,000	7,851,827
Series P, 6.5%, 6/15/2013	1,485,000	1,612,636
Illinois, Sales & Special Tax Revenue, Metropolitan Pier and Exposition Authority, Zero Coupon, 6/15/2013 (b)	7,565,000	6,701,153
Illinois, Special Assessment Revenue, Metropolitan Pier and Exposition Authority, Series A, Zero Coupon, 12/15/2018 (b)	6,660,000	4,427,102
Joliet, IL, Higher Education Revenue, College Assistance Corp., North Campus Extension Center Project, 6.7%, 9/1/2012 (b)	1,255,000	1,358,977
Kane Cook & Du Page Counties, IL, School District General Obligation:
Series B, Zero Coupon, 1/1/2011 (b)	1,040,000	1,013,709
Series B, Zero Coupon, 1/1/2012 (b)	1,300,000	1,229,046
Series B, Zero Coupon, 1/1/2013 (b)	1,095,000	999,713
Kane County, IL, School District General Obligation, Aurora West Side, Series A, 6.5%, 2/1/2010 (b)	1,775,000	1,812,062

Lake Cook Kane & McHenry Counties, IL, School District General Obligation, 6.3%, 12/1/2017 (b)	1,885,000	2,335,289
Lake County, IL, Higher Education Revenue, District No. 117:
Series B, Zero Coupon, 12/1/2013 (b)	5,880,000	5,000,234
Series B, Zero Coupon, 12/1/2014 (b)	5,985,000	4,811,641
Skokie, IL, Other General Obligation, Park District, Series B, Zero Coupon, 12/1/2011 (b)	3,000,000	2,854,620
University Park, IL, Sales & Special Tax Revenue, Governors Gateway Industrial Park, 8.5%, 12/1/2011	900,000	902,376
Will County, IL, County General Obligation:
Series B, Zero Coupon, 12/1/2011 (b)	4,145,000	3,979,407
Series B, Zero Coupon, 12/1/2012 (b)	2,480,000	2,305,830
Series B, Zero Coupon, 12/1/2013 (b)	12,030,000	10,824,474
Series B, Zero Coupon, 12/1/2014 (b)	10,255,000	8,802,687
Will County, IL, School District General Obligation, Community Unit School District No. 365-U, Series B, ETM, Zero Coupon, 11/1/2015 (b)	8,000,000	6,630,160
Winnebago County, IL, School District General Obligation, District No. 122 Harlem-Loves, 6.55%, 6/1/2010 (b)	1,825,000	1,896,266

		430,991,388
Indiana 1.6%
Indiana, Electric Revenue, Municipal Power Agency:
Series B, 5.5%, 1/1/2016 (b)	10,160,000	11,414,049
Series B, 6.0%, 1/1/2012 (b)	1,750,000	1,899,957
Indiana, Finance Authority Hospital Revenue, Deaconess Hospital Obligation, Series A, 6.75%, 3/1/2039	5,230,000	5,419,012
Indiana, Health Facilities Financing Authority, ETM, 6.0%, 7/1/2010 (b)	1,035,000	1,083,117
Indiana, Hospital & Healthcare Revenue, Health Facilities Finance Authority, Greenwood Village South Project, 5.625%, 5/15/2028	2,100,000	1,619,184
Indiana, Hospital & Healthcare Revenue, Health Facilities Financing Authority:
Series D, 5.75%, 11/15/2012	4,660,000	4,739,733
ETM, 6.0%, 7/1/2010 (b)	325,000	332,501
ETM, 6.0%, 7/1/2011 (b)	1,445,000	1,563,322
ETM, 6.0%, 7/1/2012 (b)	1,535,000	1,713,422
ETM, 6.0%, 7/1/2013 (b)	1,620,000	1,849,828
ETM, 6.0%, 7/1/2014 (b)	1,720,000	1,997,652
ETM, 6.0%, 7/1/2015 (b)	1,825,000	2,156,319
6.0%, 7/1/2016 (b)	465,000	496,029
ETM, 6.0%, 7/1/2016 (b)	1,470,000	1,812,583
6.0%, 7/1/2017 (b)	490,000	519,121
ETM, 6.0%, 7/1/2017 (b)	1,560,000	1,942,418
6.0%, 7/1/2018 (b)	520,000	545,927
ETM, 6.0%, 7/1/2018 (b)	1,655,000	2,071,994
Indiana, Transportation/Tolls Revenue, Series A, 7.25%, 6/1/2015	2,955,000	3,447,333
Indiana, Transportation/Tolls Revenue, Transportation Authority:
Series A, 5.75%, 6/1/2012 (a) (b)	4,550,000	4,775,359
Series A, 7.25%, 6/1/2015	585,000	629,361
Indiana, Transportation/Tolls Revenue, Transportation Finance Authority, Series A, ETM, 5.75%, 6/1/2012 (b)	450,000	483,705
Merrillville, IN, School District Revenue Lease, Multiple School Building Corp., First Mortgage, Zero Coupon, 1/15/2011 (b)	4,000,000	3,898,120

		56,410,046
Kansas 0.1%
Johnson County, KS, School District General Obligation, Series B, 5.5%, 9/1/2015 (b)	1,860,000	2,187,583
Kansas, Pollution Control Revenue, Development Financing Authority:
Series II, 5.5%, 11/1/2015	1,000,000	1,185,870
Series II, 5.5%, 11/1/2017	1,000,000	1,198,510

		4,571,963

Kentucky 2.2%
Kentucky, Economic Development Finance Authority, Health Systems Revenue, Norton Healthcare:
Series C, 5.6%, 10/1/2012 (b)	9,110,000	9,460,188
Series C, 5.7%, 10/1/2013 (b)	5,495,000	5,723,702
Series C, ETM, 5.7%, 10/1/2013 (b)	2,750,000	3,160,410
Series C, 5.8%, 10/1/2014 (b)	3,420,000	3,568,565
Series C, Prerefunded, 5.8%, 10/1/2014 (b)	1,710,000	1,984,062
Series C, 5.85%, 10/1/2015 (b)	3,490,000	3,608,904
Series C, Prerefunded, 5.85%, 10/1/2015 (b)	1,745,000	2,028,074
Series C, 5.9%, 10/1/2016 (b)	4,330,000	4,453,925
Series C, Prerefunded, 5.9%, 10/1/2016 (b)	2,170,000	2,526,271
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2038 (b)	4,500,000	4,727,475
Kentucky, Project Revenue:
5.5%, 8/1/2017 (b)	6,770,000	7,830,656
5.5%, 8/1/2018 (b)	5,000,000	5,791,650
5.5%, 8/1/2019 (b)	6,870,000	7,951,544
5.5%, 8/1/2020 (b)	4,320,000	4,976,510
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc., 5.0%, 10/1/2030	15,000,000	13,720,350

		81,512,286
Louisiana 0.6%
East Baton Rouge, LA, Sewer Commission Revenue, Series A, 5.25%, 2/1/2039	10,000,000	10,191,500
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	12,000,000	10,972,800
Orleans, LA, Sales & Special Tax Revenue, Levee District Improvement Project, 5.95%, 11/1/2014 (b)	935,000	937,674

		22,101,974
Maryland 0.5%
Baltimore, MD, Sales & Special Tax Revenue, Series A, 5.9%, 7/1/2012 (b)	3,100,000	3,413,379
Maryland, State Economic Development Corp. Revenue, Senior Lien Project, Chesapeake Bay:
Series A, 5.0%, 12/1/2016	1,000,000	595,730
Series A, 5.0%, 12/1/2031	20,000,000	10,601,600
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health Systems, Series A, 6.75%, 7/1/2039	3,400,000	3,820,886

		18,431,595
Massachusetts 5.7%
Massachusetts, Bay Transportation Authority Revenue, Series B, 6.2%, 3/1/2016	10,000,000	11,573,900
Massachusetts, Higher Education Revenue, College Building Authority Project, Series A, 7.5%, 5/1/2014	5,500,000	6,456,835
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Massachusetts General Hospital, Series F, 6.25%, 7/1/2012 (b)	485,000	510,511
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	4,630,000	3,600,010
Massachusetts, Port Authority Revenue, ETM, 13.0%, 7/1/2013	790,000	999,800
Massachusetts, Project Revenue, Prerefunded, 9.2%, 12/15/2031	17,000,000	21,373,420
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Series B, Prerefunded, 9.15%, 12/15/2023	3,000,000	3,767,130
Massachusetts, Sales & Special Tax Revenue, Federal Highway Grant, Series A, Zero Coupon, 12/15/2014	27,680,000	24,138,898
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility, Series A, 5.5%, 11/15/2027	1,680,000	1,166,575
Massachusetts, State Development Finance Agency, Resource Recovery Revenue, SEMASS Partnership:
Series A, 5.625%, 1/1/2015 (b)	4,000,000	4,046,240

Series A, 5.625%, 1/1/2016 (b)	2,750,000	2,765,923
Massachusetts, State General Obligation, College Building Authority Project, Series A, 7.5%, 5/1/2010	4,110,000	4,301,074
Massachusetts, State General Obligation, Transportation Authority, Series A, 5.875%, 3/1/2015 (a)	10,075,000	11,696,471
Massachusetts, State Health & Educational Facilities Authority Revenue, Boston Medical Center Project, 5.25%, 7/1/2038	18,000,000	14,862,780
Massachusetts, State Health & Educational Facilities Authority Revenue, Massachusetts Institute of Technology, Series K, 5.5%, 7/1/2022	9,000,000	11,068,020
Massachusetts, State Port Authority Revenue, Series B, AMT, 5.5%, 7/1/2012 (b)	3,025,000	3,060,725
Massachusetts, State Port Authority Special Facilities Revenue, Delta Air Lines, Inc. Project:
Series A, AMT, 5.5%, 1/1/2014 (b)	3,000,000	2,406,390
Series A, AMT, 5.5%, 1/1/2015 (b)	3,000,000	2,406,540
Series A, AMT, 5.5%, 1/1/2016 (b)	3,000,000	2,376,750
Massachusetts, State Water Resource Authority, Series C, 6.0%, 12/1/2011	3,905,000	4,141,643
Massachusetts, Transportation/Tolls Revenue, Turnpike Authority, Series C, Zero Coupon, 1/1/2018 (b)	10,000,000	6,535,400
Massachusetts, Water & Sewer Revenue, Water Authority:
Series J, 5.5%, 8/1/2020 (b)	34,315,000	41,092,899
Series J, 5.5%, 8/1/2021 (b)	5,685,000	6,868,276
Massachusetts, Water & Sewer Revenue, Water Resource Authority, Series A, ETM, 6.5%, 7/15/2019	13,710,000	16,957,213

		208,173,423
Michigan 2.5%
Detroit, MI, School District General Obligation, Series C, 5.25%, 5/1/2014 (b)	1,000,000	1,040,450
Detroit, MI, Sewer Disposal Revenue:
Series D, 1.0% ***, 7/1/2032 (b)	6,385,000	4,780,769
Series B, 7.5%, 7/1/2033 (b)	10,000,000	11,853,900
Detroit, MI, State General Obligation:
Series A-1, 5.375%, 4/1/2016 (b)	2,760,000	2,540,801
Series A-1, 5.375%, 4/1/2018 (b)	3,000,000	2,661,660
Detroit, MI, Water & Sewer Revenue, Series A, Zero Coupon, 7/1/2015 (b)	8,710,000	6,958,854
Michigan, Electric Revenue, Series A, 5.25%, 1/1/2018 (b)	11,000,000	12,559,800
Michigan, Sales & Special Tax Revenue, State Trunk Line, Series A, 5.5%, 11/1/2017	7,000,000	7,949,410
Michigan, State Building Authority Revenue, Facilities Program, Series I, 6.0%, 10/15/2038	9,000,000	9,477,000
Michigan, State Grant Anticipation Bonds, 5.25%, 9/15/2023 (b)	7,500,000	7,855,200
Michigan, State Hospital Finance Authority Revenue, MidMichigan Health Obligation Group, Series A, 6.125%, 6/1/2039	4,000,000	4,137,480
Michigan, State Hospital Finance Authority Revenue, Trinity Health, Series A, 6.5%, 12/1/2033	10,000,000	10,882,700
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital, 8.25%, 9/1/2039	7,200,000	8,260,056
Tawas City, MI, Hospital Finance Authority, St. Joseph Health Services, Series A, ETM, 5.6%, 2/15/2013	1,060,000	1,124,967

		92,083,047
Minnesota 0.5%
Minneapolis, MN, Health Care System Revenue, Fairview Health Services, Series A, 6.75%, 11/15/2032	6,440,000	7,063,456
University of Minnesota, Higher Education Revenue:
Series A, ETM, 5.75%, 7/1/2017	3,240,000	3,977,003
Series A, ETM, 5.75%, 7/1/2018	6,760,000	8,331,565

		19,372,024
Mississippi 0.3%
Warren County, MS, Gulf Opportunity, International Paper Co.:
Series A, 5.5%, 9/1/2031	5,000,000	4,374,250
Series A, 6.5%, 9/1/2032	7,420,000	7,345,800

		11,720,050

Missouri 0.6%
Cape Girardeau County, MO, Industrial Development Authority, Health Care Facilities Revenue, St. Francis Medical Center, Series A, 5.75%, 6/1/2039	2,150,000	2,189,947
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services, Series C, 5.0%, 2/1/2042	8,240,000	6,072,468
Missouri, Water & Sewer Revenue, Environmental Improvement and Energy Resource Authority, Series B, 5.5%, 7/1/2014	3,000,000	3,496,410
St. Louis, MO, Industrial Development Authority Revenue, Convention Center Hotel, Zero Coupon, 7/15/2016 (b)	6,895,000	4,327,302
St. Louis, MO, Special Assessment Revenue, Scullin Redevelopment Area, Series A, 10.0%, 8/1/2010	1,055,000	1,088,138
St. Louis, MO, State General Obligation Lease, Industrial Development Authority, Convention Center Hotel, Zero Coupon, 7/15/2015 (b)	4,200,000	2,849,784

		20,024,049
Montana 0.1%
Montana, State Board of Regents Higher Education Revenue, University of Montana, Series F, 6.0%, 5/15/2019 (b)	4,545,000	4,762,887
Nebraska 0.1%
Omaha, NE, Public Power District Electric Revenue:
Series A, 5.5%, 2/1/2033	1,000,000	1,062,180
Series A, 5.5%, 2/1/2035	1,000,000	1,057,890
Series A, 5.5%, 2/1/2039	1,000,000	1,055,750

		3,175,820
Nevada 0.1%
Clark County, NV, Airport Revenue, Airport Jet Aviation Fuel:
Series C, AMT, 5.375%, 7/1/2018 (b)	1,500,000	1,466,400
Series C, AMT, 5.375%, 7/1/2019 (b)	1,100,000	1,071,664
Series C, AMT, 5.375%, 7/1/2020 (b)	1,100,000	1,064,833
Nevada, Director State Department of Business & Industry, Las Vegas Monorail Project:
Zero Coupon, 1/1/2013 (b)	5,000,000	1,449,400
Second Tier, 7.375%, 1/1/2040 *	15,000,000	150,000

		5,202,297
New Jersey 2.0%
New Jersey, Economic Development Authority Revenue, Cigarette Tax:
5.5%, 6/15/2031	3,000,000	2,684,730
5.75%, 6/15/2034	2,455,000	2,249,173
New Jersey, Economic Development Authority Revenue, Motor Vehicle Surplus Revenue:
Series A, 5.0%, 7/1/2022 (b)	7,140,000	7,350,916
Series A, 5.0%, 7/1/2023 (b)	8,845,000	9,084,876
New Jersey, Garden State Preservation Trust, Open Space & Farm Land, Series 2005-A, 5.8%, 11/1/2023 (b)	5,000,000	5,809,800
New Jersey, Highway Authority Revenue, Garden State Parkway, ETM, 6.5%, 1/1/2011	1,025,000	1,070,377
New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,000,000	759,470
New Jersey, State Transportation Trust Fund Authority:
Series A, 5.75%, 6/15/2020 (b)	11,000,000	12,308,010
Series A, 6.0%, 12/15/2038	17,000,000	18,539,690
New Jersey, State Turnpike Authority Revenue:
Series E, 5.25%, 1/1/2040	5,250,000	5,433,697
Series C-2005, 6.5%, 1/1/2016 (b)	1,210,000	1,468,904
Series C-2005, ETM, 6.5%, 1/1/2016 (b)	425,000	532,614
New Jersey, Tobacco Settlement Financing Corp., Series 1-A, 5.0%, 6/1/2041	7,300,000	4,997,215

		72,289,472

New Mexico 0.1%
New Mexico, Single Family Housing Revenue, Mortgage Finance Authority, Series E2, AMT, 6.8%, 3/1/2031	1,965,000	1,996,853
New York 3.5%
Cohoes, NY, Industrial Development Agency, Urban Cultural Park Facility Revenue, Eddy Cohoes Project, 0.2% **, 12/1/2033, Bank of America NA (d)	2,950,000	2,950,000
Monroe County, NY, Airport Authority Revenue, Greater Rochester International:
AMT, 5.75%, 1/1/2014 (b)	4,010,000	4,146,059
AMT, 5.75%, 1/1/2015 (b)	5,030,000	5,194,833
AMT, 5.875%, 1/1/2016 (b)	3,830,000	3,958,305
Nassau County, NY, Industrial Development Agency Revenue, Series 75-G, 144A, AMT, 0.35% **, 12/1/2033	5,000,000	5,000,000
New York, Higher Education Revenue, Dormitory Authority, Series B, 5.25%, 5/15/2019 (b)	11,860,000	12,793,382
New York, Higher Education Revenue, Dormitory Authority, City University, Series B, 6.0%, 7/1/2014 (b)	5,950,000	6,425,584
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series B-4, 0.2% **, 11/1/2034, KBC Bank NV (d)	3,000,000	3,000,000
New York, School District General Obligation, Dormitory Authority, City University, Series A, 5.5%, 5/15/2019	1,500,000	1,679,415
New York, Senior Care Revenue, Dormitory Authority, City University, Series A, 5.25%, 5/15/2021	2,000,000	2,193,860
New York, State Agency General Obligation Lease, Dormitory Authority, City University, Series C, 7.5%, 7/1/2010 (b)	1,140,000	1,199,440
New York, State Agency General Obligation Lease, Urban Development Corp., 5.7%, 4/1/2020	3,600,000	4,204,368
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 5.0%, 3/15/2038	8,750,000	8,956,500
New York, State General Obligation Lease, Urban Development Corp., State Facilities, 5.6%, 4/1/2015	4,655,000	5,153,690
New York, State General Obligation, Tobacco Settlement Financing Corp.:
Series A-1, 5.25%, 6/1/2022 (b)	12,600,000	13,128,822
Series A-1, 5.5%, 6/1/2019	6,850,000	7,294,633
New York, State Mortgage Agency, Homeowner Mortgage Revenue, Series 142, AMT, 0.31% **, 10/1/2037	9,000,000	9,000,000
New York, Transportation/Tolls Revenue, Transportation Authority, Series E, 5.5%, 11/15/2021 (b)	6,000,000	6,327,180
New York, Water & Sewer Revenue, Environmental Facilities Corp., State Water Pollution Control, Series E, 6.875%, 6/15/2014	4,560,000	4,581,979
New York City, NY, Industrial Development Agency Revenue, Liberty-7, World Trade Center, Series A, 6.25%, 3/1/2015	10,000,000	8,955,300
New York City, NY, Industrial Development Agency, Special Facility Revenue, American Airlines, JFK International Airport, AMT, 7.75%, 8/1/2031	12,750,000	10,908,007
New York, NY, General Obligation, Series A, 6.5%, 5/15/2012	770,000	802,995

		127,854,352
North Carolina 1.6%
Charlotte, NC, Core City General Obligation, 5.5%, 8/1/2018	4,165,000	4,631,438
North Carolina, Electric Revenue, 5.25%, 1/1/2020 (b)	4,000,000	4,135,440
North Carolina, Electric Revenue, Eastern Municipal Power Agency:
6.0%, 1/1/2018 (b)	8,775,000	9,881,966
Series B, 6.0%, 1/1/2022 (b)	18,775,000	20,982,377
North Carolina, Medical Care Commission, Health Care Facilities Revenue, University Health System, Series D, 6.25%, 12/1/2033	17,000,000	18,321,750

		57,952,971
Ohio 1.5%
Akron, OH, Project Revenue, Economic Development, 6.0%, 12/1/2012 (b)	1,000,000	1,084,370
Avon, OH, School District General Obligation, 6.5%, 12/1/2015 (b)	940,000	1,123,808
Beavercreek, OH, School District General Obligation, Local School District, 6.6%, 12/1/2015 (b)	1,500,000	1,776,375

Big Walnut, OH, School District General Obligation, Local School District, Zero Coupon, 12/1/2012 (b)	420,000	385,064
Buckeye, OH, Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/1/2030	13,275,000	11,254,678
Cleveland, OH, Electric Revenue, Public Power Systems Revenue, Series 1, 6.0%, 11/15/2011 (b)	1,050,000	1,159,578
Cleveland, OH, Sales & Special Tax Revenue, Urban Renewal Tax Increment, Rock & Roll Hall of Fame and Museum Project, 6.75%, 3/15/2018	1,000,000	999,640
Cuyahoga County, OH, County General Obligation, 5.65%, 5/15/2018	500,000	578,785
Fayette County, OH, School District General Obligation, Rattlesnake Improvement Area Project, 5.9%, 12/1/2013	50,000	52,223
Finneytown, OH, Other General Obligation, Local School District, 6.2%, 12/1/2017 (b)	320,000	384,246
Franklin County, OH, Healthcare Facilities Revenue, Presbyterian Services, 5.5%, 7/1/2017	1,000,000	886,540
Franklin County, OH, School District General Obligation, 6.5%, 12/1/2013	500,000	564,495
Green Springs, OH, Senior Care Revenue, Hospital & Healthcare Facilities Revenue, Series A, 7.0%, 5/15/2014 *	3,555,000	2,195,781
Green Springs, OH, Senior Care Revenue, St. Francis Health Care Center Project, Series A, 7.125%, 5/15/2025 *	4,405,000	2,720,792
Hilliard, OH, School District General Obligation, Series A, Zero Coupon, 12/1/2012 (b)	1,655,000	1,525,496
Huber Heights, OH, Water & Sewer Revenue, Zero Coupon, 12/1/2012 (b)	1,005,000	931,725
Liberty Benton, OH, School District General Obligation, Zero Coupon, 12/1/2014 (b)	570,000	479,712
Liberty, OH, School District General Obligation, Zero Coupon, 12/1/2012 (b)	255,000	231,234
Lorain County, OH, Lakeland Community Hospital, Inc., ETM, 6.5%, 11/15/2012	440,000	469,748
Napoleon, OH, Hospital & Healthcare Revenue, Lutheran Orphans Home, 6.875%, 8/1/2023	225,000	225,432
North Olmstead, OH, Other General Obligation, 6.2%, 12/1/2011 (b)	1,530,000	1,599,753
Ohio, Higher Education Revenue, Case Western Reserve University:
6.0%, 10/1/2014	1,000,000	1,152,400
Series B, 6.5%, 10/1/2020	2,250,000	2,707,403
Ohio, School District General Obligation, 6.0%, 12/1/2019 (b)	475,000	561,673
Ohio, State Hospital Facility Revenue, Cleveland Clinic Health System, Series B, 5.5%, 1/1/2039	13,600,000	13,737,360
Ohio, Water & Sewer Revenue, Bay Shore Project, Series A, AMT, 5.875%, 9/1/2020	3,250,000	2,669,258
Springboro, OH, School District General Obligation, Community City School District, 6.0%, 12/1/2011 (b)	320,000	336,224
Toledo, OH, Other General Obligation, Macy’s Project, Series A, AMT, 6.35%, 12/1/2025 (b)	1,000,000	1,002,040
Wayne, OH, School District General Obligation:
6.45%, 12/1/2011 (b)	100,000	106,515
6.6%, 12/1/2016 (b)	200,000	238,706
Wooster, OH, School District General Obligation, Zero Coupon, 12/1/2013 (b)	930,000	838,916

		53,979,970
Oklahoma 1.0%
Oklahoma, Hospital & Healthcare Revenue, Valley View Hospital Authority, 6.0%, 8/15/2014	1,295,000	1,294,897
Oklahoma, State Municipal Power Authority, Supply System Revenue, Series A, 6.0%, 1/1/2038	8,625,000	9,260,921
Oklahoma, Water & Sewer Revenue, McGee Creek Authority, 6.0%, 1/1/2023 (b)	23,125,000	25,032,581

		35,588,399
Pennsylvania 4.6%
Allegheny County, PA, Airport Revenue, Pittsburgh International Airport:
Series A-1, AMT, 5.75%, 1/1/2011 (b)	3,000,000	3,095,340
Series A, AMT, 5.75%, 1/1/2013 (b)	9,400,000	9,878,084
Series A-1, AMT, 5.75%, 1/1/2014 (b)	10,500,000	11,006,625
Allegheny County, PA, Hospital Development Authority Revenue, University of Pittsburgh Medical, 5.625%, 8/15/2039	11,800,000	11,992,930
Allegheny County, PA, Port Authority Revenue:
5.5%, 3/1/2015 (b)	2,000,000	2,097,700
5.5%, 3/1/2016 (b)	1,000,000	1,045,060
5.5%, 3/1/2017 (b)	1,000,000	1,041,780

Berks County, PA, Hospital & Healthcare Revenue, Municipal Authority, Reading Hospital & Medical Center Project, 5.7%, 10/1/2014 (b)	1,000,000	1,086,850
Delaware Valley, PA, Regional Finance Authority, Local Government Revenue, 5.75%, 7/1/2017	25,000,000	28,238,500
Erie County, PA, Industrial Development Revenue, Pollution Control, Series A, 5.3%, 4/1/2012	1,000,000	1,007,500
Exter Township, PA, School District General Obligation, Zero Coupon, 5/15/2017 (b)	3,700,000	2,722,756
Indiana County, PA, Pollution Control Revenue, Industrial Development Authority, 5.35%, 11/1/2010 (b)	1,000,000	1,043,520
Latrobe, PA, Higher Education Revenue, Industrial Development Authority, 5.375%, 5/1/2013	820,000	866,617
New Castle, PA, Hospital & Healthcare Revenue, Area Hospital Authority, Jameson Memorial Hospital, 6.0%, 7/1/2010 (b)	845,000	861,875
Pennsylvania, Core City General Obligation, Regional Finance Authority Local Government, 5.75%, 7/1/2032	28,000,000	31,041,360
Pennsylvania, Hospital & Healthcare Revenue, Economic Development Financing Authority, UPMC Health System, Series A, 6.0%, 1/15/2031	7,340,000	7,512,123
Pennsylvania, Sales & Special Tax Revenue, Convention Center Authority, Series A, ETM, 6.0%, 9/1/2019 (b)	2,200,000	2,671,284
Pennsylvania, State Turnpike Commission Revenue, Series B, 5.75%, 6/1/2039	32,000,000	33,785,920
Pennsylvania, Water & Sewer Revenue, 5.25%, 11/1/2014 (b)	1,750,000	1,911,665
Philadelphia, PA, Water & Sewer Revenue, 6.25%, 8/1/2010 (b)	1,000,000	1,042,810
Philadelphia, PA, Water & Wastewater Revenue:
Series A, 5.25%, 1/1/2032	3,000,000	3,052,950
Series A, 5.25%, 1/1/2036	2,500,000	2,516,325
Pittsburgh, PA, Core City General Obligation, Series A, 5.5%, 9/1/2014 (b)	1,280,000	1,372,941
Pittsburgh, PA, Water & Sewer System, ETM, 7.25%, 9/1/2014 (b)	85,000	97,122
Westmoreland County, PA, Hospital & Healthcare Revenue, Industrial Development Authority, 5.375%, 7/1/2011 (b)	2,695,000	2,812,448
Westmoreland County, PA, Project Revenue, Zero Coupon, 8/15/2017 (b)	6,230,000	4,550,454

		168,352,539
Puerto Rico 5.1%
Puerto Rico, Electric Power Authority Revenue:
Series JJ, 5.375%, 7/1/2017 (b)	8,500,000	9,090,070
Series KK, 5.5%, 7/1/2016 (b)	10,000,000	10,746,200
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, Step-up Coupon, 0% to 8/1/2016, 6.75% to 8/1/2032	55,000,000	38,500,000
Series A, 6.5%, 8/1/2044	35,000,000	37,924,250
Puerto Rico Commonwealth, General Obligation:
Series A, 5.5%, 7/1/2019 (b)	7,440,000	7,575,110
Series A, 5.5%, 7/1/2020 (b)	13,250,000	13,388,993
Series A, 5.5%, 7/1/2021 (b)	6,000,000	6,035,820
6.0%, 7/1/2013 (b)	5,000,000	5,338,050
6.0%, 7/1/2014 (b)	10,000,000	10,774,800
6.0%, 7/1/2016 (b)	2,000,000	2,144,280
6.25%, 7/1/2013 (b)	1,850,000	1,991,340
Puerto Rico Commonwealth, Highway & Transportation Authority Revenue:
Series L, 5.25%, 7/1/2038 (b)	24,000,000	22,034,400
5.5%, 7/1/2028 (b)	19,545,000	19,384,926

		184,928,239
Rhode Island 1.1%
Rhode Island, Health & Educational Building Corp., Higher Education Facility Revenue, University of Rhode Island, Series A, 6.25%, 9/15/2034	10,000,000	10,463,100
Rhode Island, Project Revenue, Convention Center Authority, Series B, 5.25%, 5/15/2015 (b)	22,000,000	24,106,720
Rhode Island, Tobacco Settlement Financing Corp., Series A, 6.125%, 6/1/2032	7,750,000	6,854,720

		41,424,540

South Carolina 0.8%
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance:
Series C, Prerefunded, 7.0%, 8/1/2030	7,740,000	9,239,780
Series A, Prerefunded, 7.375%, 12/15/2021	4,500,000	4,911,345
South Carolina, Piedmont Municipal Power Agency, Electric Revenue:
5.5%, 1/1/2012 (b)	2,810,000	2,989,924
Series A, ETM, 6.5%, 1/1/2016 (b)	430,000	538,880
6.75%, 1/1/2019 (b)	2,065,000	2,453,385
ETM, 6.75%, 1/1/2019 (b)	1,460,000	1,918,761
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, 5.375%, 1/1/2028	2,500,000	2,726,750
South Carolina, Tobacco Settlement Revenue Management Authority, Series B, 6.0%, 5/15/2022	4,945,000	5,210,893

		29,989,718
Tennessee 2.1%
Jackson, TN, Hospital Revenue, Jackson-Madison Project:
5.5%, 4/1/2033	3,000,000	3,044,940
5.625%, 4/1/2038	4,550,000	4,551,274
5.75%, 4/1/2041	8,675,000	8,779,881
Knox County, TN, Health Educational & Housing Facilities Board, Hospital Revenue, Fort Sanders Alliance, 5.75%, 1/1/2012 (b)	17,880,000	18,537,090
Knox County, TN, Hospital & Healthcare Revenue, Sanders Alliance:
5.75%, 1/1/2011 (b)	15,405,000	15,807,224
5.75%, 1/1/2014 (b)	2,000,000	2,080,520
6.25%, 1/1/2013 (b)	4,000,000	4,203,400
Shelby County, TN, County General Obligation, Zero Coupon, 8/1/2014	4,965,000	4,387,670
Sullivan County, TN, Health, Educational & Housing Facilities Board, Hospital Revenue, Wellmont Health Systems Project, Series C, 5.25%, 9/1/2036	10,000,000	7,166,500
Tennessee, Energy Acquisition Corp., Gas Revenue:
Series A, 5.25%, 9/1/2019	7,000,000	6,958,630
Series A, 5.25%, 9/1/2021	2,000,000	1,951,880

		77,469,009
Texas 7.5%
Abilene, TX, Senior Care Revenue, Sears Methodist Retirement, Health Facilities Development, Series A, 5.875%, 11/15/2018	3,250,000	2,880,768
Austin, TX, Austin-Bergstrom Landhost Enterprises, Inc., Airport Hotel Project, Series A, 4.388%, 4/1/2027 (e)	21,335,000	14,596,554
Austin, TX, Water & Sewer Revenue, Utility Systems, Zero Coupon, 11/15/2012 (b)	13,520,000	12,477,067
Cypress and Fairbanks, TX, School District General Obligation, Cypress-Fairbanks Texas Independent School District:
Series A, Zero Coupon, 2/15/2013	4,840,000	4,507,250
Series A, Zero Coupon, 2/15/2014	6,000,000	5,389,020
Dallas County, TX, Utility & Reclamation District, 5.25%, 2/15/2020 (b)	10,250,000	10,353,730
Dallas, TX, Performing Arts Cultural Facilities Corp., Dallas Center for Performing Arts Foundation Project, Series A, 0.13% **, 9/1/2041, Bank of America NA (d)	2,500,000	2,500,000
Dallas, TX, Single Family Housing Revenue, Zero Coupon, 10/1/2016 (b)	675,000	328,988
Harris County, TX, County General Obligation, Zero Coupon, 10/1/2017 (b)	3,910,000	2,950,681
Harris County, TX, Health Facilities Development Corp. Hospital Revenue, Memorial Hermann Healthcare System, Series B, 7.25%, 12/1/2035	5,000,000	5,497,750
Harris County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., Medical Center Project, 6.25%, 5/15/2010 (b)	3,000,000	3,056,220
Houston, TX, Airport Systems Revenue:
Series B, 5.0%, 7/1/2027 (b)	21,030,000	21,123,373
Series A, 5.5%, 7/1/2039	10,000,000	10,273,700
Houston, TX, Utility Systems Revenue, Series A, 5.25%, 5/15/2022 (b)	30,000,000	32,134,200
Houston, TX, Water & Sewer Revenue:
Series C, Zero Coupon, 12/1/2009 (b)	14,750,000	14,712,387
Series C, Zero Coupon, 12/1/2010 (b)	5,000,000	4,907,200

Series C, Zero Coupon, 12/1/2012 (b)	4,350,000	4,054,939
North Texas, Tollway Authority Revenue,
First Tier, Series A, 5.625%, 1/1/2033	6,500,000	6,561,815
Second Tier, Series F, 5.75%, 1/1/2033	12,210,000	12,115,983
Second Tier, Series F, 5.75%, 1/1/2038	16,500,000	16,293,915
Northeast, TX, Hospital & Healthcare Revenue, Northeast Medical Center, 6.0%, 5/15/2010 (b)	2,180,000	2,251,003
Texas, Dallas/Fort Worth International Airport Revenue, Series A, AMT, 5.5%, 11/1/2019 (b)	20,000,000	20,331,400
Texas, Electric Revenue:
Zero Coupon, 9/1/2017 (b)	5,880,000	4,108,121
ETM, Zero Coupon, 9/1/2017 (b)	120,000	92,844
Texas, Electric Revenue, Municipal Power Agency, Zero Coupon, 9/1/2016 (b)	18,300,000	13,617,396
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue:
Series B, 0.972% ***, 12/15/2017	10,000,000	7,562,500
Series B, 1.122% ***, 12/15/2026	9,300,000	5,405,625
Series D, 6.25%, 12/15/2026	20,000,000	20,401,400
Texas, Municipal Power Agency, ETM, Zero Coupon, 9/1/2016 (b)	375,000	305,138
Texas, Other General Obligation, 7.0%, 9/15/2012	4,083,125	4,156,417
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.5%, 8/1/2021	5,575,000	5,660,019
5.5%, 8/1/2025	2,750,000	2,741,200

		273,348,603
Utah 0.1%
Provo, UT, Electric Revenue, Series A, ETM, 10.375%, 9/15/2015 (b)	1,005,000	1,270,602
Salt Lake City, UT, Core City General Obligation, 5.75%, 6/15/2014	25,000	25,924
Salt Lake City, UT, Hospital & Healthcare Revenue, IHC Hospitals, Inc., 6.15%, 2/15/2012	1,500,000	1,602,615
Utah, Electric Revenue, Intermountain Power Agency, Series A, ETM, 5.0%, 7/1/2012 (b)	540,000	541,474

		3,440,615
Virgin Islands 0.1%
Virgin Islands, Sales & Special Tax Revenue, Public Finance Authority, Series A, Prerefunded, 6.5%, 10/1/2024	1,500,000	1,613,310
Virginia 1.1%
Fairfax County, VA, Hospital & Healthcare Revenue, Economic Development Authority, Greenspring Retirement Community, Series A, Prerefunded, 7.25%, 10/1/2019	2,000,000	2,051,360
Fairfax County, VA, Hospital & Healthcare Revenue, Economic Development Finance Authority, Series A, Prerefunded, 7.5%, 10/1/2029	7,100,000	7,283,748
Roanoke, VA, Hospital & Healthcare Revenue, Industrial Development Authority, Roanoke Memorial Hospital, Series B, ETM, 6.125%, 7/1/2017 (b)	5,500,000	6,639,600
Virginia, Tobacco Settlement Financing Corp., Series B-1, 5.0%, 6/1/2047	6,000,000	4,201,080
Virginia Beach, VA, Hospital & Healthcare Revenue, Development Authority Hospital Facility First Mortgage, 5.125%, 2/15/2018 (b)	3,000,000	3,215,580
Washington County, VA, Industrial Development Authority, Hospital Facility Revenue, Mountain States Health Alliance, Series C, 7.75%, 7/1/2038	7,760,000	8,654,185
Winchester, VA, Hospital & Healthcare Revenue, Industrial Development Authority, 5.5%, 1/1/2015 (b)	5,700,000	6,337,830

		38,383,383
Washington 1.6%
Chelan County, WA, Electric Revenue, Public Utilities, Columbia River Rock, Zero Coupon, 6/1/2014 (b)	12,685,000	10,904,280
Clark County, WA, General Obligation Hockinson School District No. 98, 6.125%, 12/1/2011 (b)	1,515,000	1,607,521
Clark County, WA, School District General Obligation, Zero Coupon, 12/1/2017 (b)	6,725,000	4,981,476
King and Snohomish Counties, WA, School District General Obligation, No. 417 Northshore, 5.6%, 12/1/2010 (b)	1,650,000	1,698,840
Port Seattle, WA, Airport Revenue, Series B, AMT, 6.0%, 2/1/2014 (b)	4,000,000	4,325,680
Seattle, WA, Airport Revenue, Series B, AMT, 6.0%, 2/1/2012 (b)	1,765,000	1,881,578

Washington, Electric Revenue, Public Power Supply Systems, Series A, Zero Coupon, 7/1/2010 (b)	5,860,000	5,786,516
Washington, Hospital & Healthcare Revenue, HealthCare Facilities Authority:
ETM, 5.8%, 11/1/2009 (b)	4,595,000	4,635,114
ETM, 5.8%, 11/1/2010 (b)	2,100,000	2,223,207
Washington, State General Obligation, Series 5, Zero Coupon, 1/1/2017 (b)	4,535,000	3,523,786

Washington, State Health Care Facilities Authority Revenue:
Series B, 5.0%, 2/15/2027 (b)	7,360,000	6,190,275
Series C, 5.375%, 8/15/2028 (b)	5,240,000	4,551,254
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, Series A, 6.125%, 8/15/2037	7,035,000	6,403,398

		58,712,925
West Virginia 0.1%
West Virginia, Hospital & Healthcare Revenue, Hospital Finance Authority, Charleston Medical Center, Prerefunded, 6.75%, 9/1/2030	590,000	632,038
West Virginia, Hospital Finance Authority, Charleston Medical Center, Prerefunded, 6.75%, 9/1/2030	2,410,000	2,581,712

		3,213,750
Wisconsin 2.1%
Milwaukee County, WI, Series A, ETM, Zero Coupon, 12/1/2011 (b)	220,000	213,680
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority:
Series B, ETM, 6.25%, 1/1/2022 (b)	4,215,000	5,118,949
Series C, ETM, 6.25%, 1/1/2022 (b)	7,360,000	9,050,739
Series AA, ETM, 6.45%, 6/1/2010 (b)	2,650,000	2,767,342
Series AA, ETM, 6.5%, 6/1/2011 (b)	2,820,000	3,090,466
Series AA, ETM, 6.5%, 6/1/2012 (b)	3,000,000	3,421,920
Wisconsin, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Aurora Health Care, Inc.:
Series A, 5.6%, 2/15/2029	17,800,000	16,357,310
6.875%, 4/15/2030	14,000,000	14,301,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc. Obligation Group, 6.625%, 2/15/2039	7,335,000	7,672,630
Wisconsin, State Health & Educational Facilities Authority Revenue, Thedacare, Inc., Series A, 5.5%, 12/15/2038	13,235,000	12,932,580

		74,926,616

Total Municipal Bonds and Notes (Cost $3,244,795,694)		3,414,771,900
Municipal Inverse Floating Rate Notes (f) 15.0%
California 3.3%
California, San Francisco Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2031 (g)	10,700,000	10,952,685
Trust: California, Bay Area Toll Authority, Toll Bridge Revenue, Series 1962-4, 144A, 13.888%, 4/1/2031, Leverage Factor at purchase date: 3 to 1
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2023 (g)	5,236,056	5,698,876
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2024 (g)	3,742,268	4,073,050
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2025 (g)	3,118,557	3,394,208
Trust: California, State Department of Water Resources Revenue, Series 2705, 144A, 12.537%, 12/1/2023, Leverage Factor at purchase date: 3 to 1
California, University of California Revenues, Series O, 5.25%, 5/15/2039 (g)	15,620,000	16,257,608
Trust: California, University of California Revenues, Series 3368-2, 144A, 18.54%, 5/15/2039, Leverage Factor at purchase date: 4 to 1
Los Angeles, CA, Community College District, 2008 Election, Series A, 6.0%, 8/1/2033 (g)	30,000,000	33,229,980
Trust: Los Angeles, CA, Community College District, Series R-11728, 144A, 26.8%, 8/1/2033, Leverage Factor at purchase date: 5 to 1

Los Angeles, CA, Waste Water System Revenue, Series A, 5.375%, 6/1/2039 (g)	30,000,000	31,091,850
Trust: Los Angeles, CA, Series 3371-2, 144A, 19.04%, 6/1/2039, Leverage Factor at purchase date: 4 to 1
San Francisco, CA, Bay Area Rapid Transportation District, Election of 2004, Series B, 5.0%, 8/1/2032 (g)	14,997,001	15,461,101
Trust: San Francisco, CA, General Obligation, Series 3161, 144A, 13.537%, 8/1/2032, Leverage Factor at purchase date: 3 to 1

		120,159,358
District of Columbia 0.7%
District of Columbia, Income Tax Revenue, Series A, 5.5%, 12/1/2030 (g)	22,000,000	24,360,820
Trust: District of Columbia, Series 3369, 144A, 19.39%, 12/1/2030, Leverage Factor at purchase date: 4 to 1
Florida 1.8%
Florida, State Turnpike Authority Revenue, Department of Transportation, Series A, 5.0%, 7/1/2021 (g)	30,130,000	31,903,314
Trust: Florida, State Turnpike Authority Revenue, Series 2514, 144A, 40.638%, 7/1/2021, Leverage Factor at purchase date: 10 to 1
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2023 (b)(g)	3,740,000	3,842,741
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2024 (b)(g)	3,915,000	4,022,548
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2025 (b)(g)	4,122,500	4,235,748
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2026 ((b)(g)	4,317,500	4,436,105
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2032((b)(g)	16,470,000	16,922,444
Trust: Miami-Dade County, FL, Series 2008-1160, 144A, 9.101%, 7/1/2023, Leverage Factor at purchase date: 2 to 1

		65,362,900
Massachusetts 1.6%
Massachusetts, State General Obligation, Series A, 5.0%, 8/1/2027 (g)	7,825,000	8,338,737
Massachusetts, State General Obligation, Series A, 5.0%, 8/1/2033 (g)	3,000,000	3,196,960
Massachusetts, State General Obligation, Series A, 5.0%, 8/1/2038 (g)	2,750,000	2,930,546
Trust: Massachusetts, State General Obligation, Series 2008-1203, 144A, 14.675%, 8/1/2027, Leverage Factor at purchase date: 3 to 1
Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2026 (b) (g)	20,000,000	21,506,700
Trust: Massachusetts, State General Obligation, Series 2022-1, 144A, 40.1%, 8/1/2026, Leverage Factor at purchase date: 10 to 1
Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2027 (b) (g)	20,000,000	21,506,700
Trust: Massachusetts, State General Obligation, Series 2022-2, 144A, 40.1%, 8/1/2027, Leverage Factor at purchase date: 10 to 1

		57,479,643
Nevada 1.8%
Clark County, NV, General Obligation, 5.0%, 6/1/2028 (g)	6,252,645	6,306,487
Clark County, NV, General Obligation, 5.0%, 6/1/2029 (g)	6,565,277	6,621,812
Clark County, NV, General Obligation, 5.0%, 6/1/2030 (g)	6,372,122	6,426,993
Trust: Clark County, NV, General Obligation, Series 3158, 144A, 13.433%, 6/1/2028, Leverage Factor at purchase date: 3 to 1
Clark County, NV, School District, Series C, 5.0%, 6/15/2021 (g)	16,118,519	16,878,713
Clark County, NV, School District, Series C, 5.0%, 6/15/2022 (g)	16,841,398	17,635,685
Clark County, NV, School District, Series C, 5.0%, 6/15/2023 (g)	10,876,807	11,389,787
Trust: Clark County, NV, School Improvements, Series 2008-1153, 144A, 9.051%, 6/15/2021, Leverage Factor at purchase date: 2 to 1

		65,259,477
New York 1.3%
New York, State Dormitory Authority Revenues, Columbia University, 5.0%, 7/1/2038 (g)	27,925,000	29,118,597
Trust: New York, State Dormitory Authority Revenues, Secondary Issues, Series R-11722-1, 144A, 17.591%, 7/1/2038, Leverage Factor at purchase date: 4 to 1
New York, NY, General Obligation, Series C-1, 5.0%, 10/1/2024 (b) (g)	19,425,000	20,782,069
Trust: New York, NY, Series 2008-1131, 144A, 8.952%, 10/1/2024, Leverage Factor at purchase date: 2 to 1

		49,900,666

North Carolina 0.6%
North Carolina, Capital Facilities Finance Agency Revenue, Duke University Project, Series B, 5.0%, 10/1/2038 (g)				20,000,000	20,770,800
Trust: North Carolina, Capital Facilities Finance Agency Revenue, Duke University Project, Series 3333, 144A, 17.36%, 10/1/2038, Leverage Factor at purchase date: 4 to 1
Ohio 1.0%
Columbus, OH, General Obligation, Series A, 5.0%, 9/1/2021 (g)				8,725,000	9,738,422
Columbus, OH, General Obligation, Series A, 5.0%, 9/1/2022 (g)				8,725,000	9,738,422
Trust: Columbus, OH, General Obligation, Series 2365, 144A, 17.291%, 9/1/2021, Leverage Factor at purchase date: 4 to 1
Ohio, State Higher Educational Facilities Community Revenue, Cleveland Clinic Health, Series A, 5.125%, 1/1/2028 (g)				6,032,233	6,224,582
Ohio, State Higher Educational Facilities Community Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2033 (g)				10,287,087	10,615,110
Trust: Ohio, State Higher Education Revenue, Series 3139, 144A, 14.399%, 1/1/2028, Leverage Factor at purchase date: 3 to 1

					36,316,536
Tennessee 1.9%
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2027 (g)				21,793,305	23,324,210
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-3, 144A, 17.445%, 1/1/2027, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2026 (g)				20,800,000	22,398,168
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-2, 144A, 17.45%, 1/1/2026, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2028 (g)				21,610,075	23,016,559
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-4, 144A, 17.458%, 1/1/2028, Leverage Factor at purchase date: 4 to 1

					68,738,937
Texas 1.0%
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2022 (g)				3,000,000	3,163,031
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2027 (g)				7,425,000	7,828,502
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2028 (g)				6,540,000	6,895,407
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2029 (g)				7,000,000	7,380,406
Trust: San Antonio, TX, Series 2008-1150, 144A, 9.052%, 2/1/2022, Leverage Factor at purchase date: 2 to 1
Texas, Water Development Board Revenue, Series B, 5.25%, 7/15/2026 (g)				10,000,000	10,885,950
Trust: Texas, Water Development Board, Series 2008-1173, 144A, 18.75%, 7/15/2026, Leverage Factor at purchase date: 4 to 1

					36,153,296

Total Municipal Inverse Floating Rate Notes (Cost $525,091,446)					544,502,433
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,769,887,140) †				109.0	3,959,274,333
Other Assets and Liabilities, Net				(9.0)	(326,015,211)

Net Assets				100.0	3,633,259,122

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest. The following table represents bonds that are in default:
Security	Coupon	Maturity Date	Principal Amount ($)	Acquisition Cost ($)	Value ($)
Green Springs, OH, Senior Care Revenue, Hospital & Healthcare Facilities Revenue, Series A	7.0%	5/15/2014	3,555,000	3,508,947	2,195,781
Green Springs, OH, Senior Care Revenue, St. Francis Health Care Center Project, Series A	7.125%	5/15/2025	4,405,000	4,343,833	2,720,792
Nevada, Director State Department of Business & Industry, Las Vegas Monorail Project	7.375%	1/1/2040	15,000,000	14,314,437	150,000

22,167,217	5,066,573
**

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of August 31, 2009.

***

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of August 31, 2009.

†

The cost for federal income tax purposes was $3,763,724,659. At August 31, 2009, net unrealized appreciation for all securities based on tax cost was $195,549,674. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $258,591,841 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $63,042,167.

(a)	At August 31, 2009, this security has been pledged, in whole or in part, as collateral for open interest rate swaps.
(b)	Bond is insured by one of these companies:
Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group, Inc.	8.1
Assured Guaranty Corp.	0.8
Financial Guaranty Insurance Co.	6.2
Financial Security Assurance, Inc.	9.4
National Public Finance Guarantee Corp.	22.7
Radian	0.1
XL Capital Assurance	0.2
Many insurers who have traditionally guaranteed payment of municipal issues have been downgraded by the major rating agencies.
(c)	When-issued security.
(d)	Security incorporates a letter of credit from the bank listed.
(e)	Partial interest paying security. The rate shown represents 65% of the original coupon rate.
(f)	Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(g)	Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

At August 31, 2009, open interest rate swaps were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Unrealized Appreciation/ (Depreciation) ($)

3/2/2010 3/2/2021	37,000,000[1]	Fixed — 3.59%	Floating — LIBOR	1,097,414
1/8/2010 1/8/2025	12,000,000[2]	Fixed — 3.222%	Floating — LIBOR	1,112,958
3/17/2010 3/17/2025	10,300,000[2]	Fixed — 3.462%	Floating — LIBOR	742,132
1/8/2010 1/8/2026	49,800,000[2]	Fixed — 3.133%	Floating — LIBOR	5,496,311
1/12/2010 1/12/2026	30,000,000[2]	Fixed — 3.034%	Floating — LIBOR	3,675,525
6/2/2010 6/2/2029	42,000,000[2]	Fixed — 4.446%	Floating — LIBOR	(1,319,240)
6/15/2010 6/15/2029	16,000,000[1]	Fixed — 4.762%	Floating — LIBOR	(1,146,836)

6/23/2010 6/23/2029	13,000,000[2]	Fixed — 4.699%	Floating — LIBOR	(814,049)
6/29/2010 6/29/2029	5,150,000[3]	Fixed — 4.397%	Floating — LIBOR	(116,323)
Total net unrealized appreciation on open interest rate swaps				8,727,892

Counterparties:
1	The Goldman Sachs & Co.
2	JPMorgan Chase Securities, Inc.
3	Citigroup, Inc.
LIBOR: Represents the London InterBank Offered Rate.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds and Notes(h)	$ —	$ 3,956,496,152	$ 2,778,181	$ 3,959,274,333
Derivatives(i)	—	8,727,892	—	8,727,892
Total	$ —	$ 3,965,224,044	$ 2,778,181	$ 3,968,002,225
(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on interest rate swap contracts.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Municipal Notes
Balance as of May 31, 2009	$ 2,777,832
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(231)
Amortization premium/discount	580
Net purchases (sales)	-
Net transfers in (out) of Level 3	-
Balance as of August 31, 2009	$ 2,778,181
Net change in unrealized appreciation (depreciation) from investments still held at August 31, 2009	$ (231)

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of August 31, 2009 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps
Interest Rate Contracts	$ 8,727,892

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Managed Municipal Bond Fund, a series of DWS Municipal Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	October 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Managed Municipal Bond Fund, a series of DWS Municipal Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	October 21, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 21, 2009